Commitments and contingencies - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 461	$ 419
Sublease recoveries	75
Senior notes [member]
Disclosure of commitments and contingencies [line items]
Amount of outstanding funds	$ 62
Senior notes, maturity	maturing in 2021.